Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2024
Prepayments, Other Receivables and Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
23.	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Prepayments for clinical trial expenses	52,514	71,050	9,734
Prepaid listing expense	-	22,465	3,078
Value added tax recoverable	11,010	9,794	1,342
Other receivables	6,637	6,137	841
Deposits	6,557	5,367	735
Prepayment for treasury share purchase fees	6,562	4,754	651
Other prepayments	5,005	3,644	499
Total	88,285	123,211	16,880

The carrying amounts of financial assets included in prepayments, other receivables and other assets approximate to their fair values.

The financial assets included in the above balances relate to receivables for which there was no recent history of default or past due amounts. As at December 31, 2023 and 2024, the loss allowance was assessed to be minimal.